Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Revenues	$ 46,377	$ 61,915	$ 248,348	$ 245,680
Cost of goods sold	25,119	24,033	149,478	121,341
Gross profit	21,258	37,882	98,870	124,339
Operating Expenses:
General and administrative	327,874	741,596	2,196,922	2,749,153
Rent and other related party costs	6,900	10,900	30,600	49,017
Research and development	110,315	183,525	613,119	1,131,327
Total Operating Expenses	445,089	936,021	2,840,641	3,929,497
Loss from operations	(423,831)	(898,139)	(2,741,771)	(3,805,158)
Other income (expenses)
Cost to induce exercise of warrants				(961,767)
Interest expense	(621)	(68)	(363)	(6,065)
Change in fair value of derivative liability	(14,953)	1,113,801	2,600,809	724,617
Total other income (expense), net	(15,574)	1,113,733	2,600,446	(243,215)
Net income (loss)	$ (439,405)	$ 215,594	$ (141,325)	$ (4,048,373)
Net income (loss) per common share - Basic	$ (0.04)	$ 0.03
Net income (loss) per common share - Diluted	$ (0.04)	$ 0.03
Loss per share - Basic and diluted			$ (0.02)	$ (0.57)
Weighted average number of common shares outstanding, basic	10,069,358	7,568,760
Weighted average number of common shares outstanding, diluted	10,069,358	7,778,760
Weighted average number of common shares outstanding, basic and diluted			7,541,984	7,042,188